UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
(Address of principal executive offices)     (Zip code)

Teresa Axelson
1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: March 31, 2016

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2016

Security Description	Shares	Value
Common Stock (95.39%)

Communications (9.42%)
Telecom (9.42%)
China Mobile Ltd.	27,400	305,384
Chunghwa Telecom Co. Ltd.	100,000	340,231
PCCW Ltd.	59,000	38,185
Total Communications		683,800

Consumer Discretionary (4.09%)
Automotive (0.37%)
Great Wall Motor Company Ltd.	33,000	26,803

Distributors - Discretionary (1.80%)
Haier Electronics Group Co. Ltd.	75,000	130,728

Gaming, Lodging & Restaurants (1.68%)
Formosa International Hotels	5,073	30,580
Galaxy Entertainment Group Ltd.	4,000	15,007
Sands China Ltd.	18,800	76,591
		122,178

Retail - Discretionary (0.24%)
Intime Retail (Group) Company Ltd.	21,000	17,084

Total Consumer Discretionary		296,793

Consumer Staples (4.71%)
Consumer Products (2.39%)
China Mengniu Dairy Company Ltd.	32,000	50,909
Uni-President Enterprises Corp.	57,375	100,723
Want Want China Holdings Ltd.	29,000	21,498
		173,130
Retail - Consumer Staples (2.32%)
CK Hutchison Holdings Ltd.	13,000	168,773

Total Consumer Staples		341,903

Energy (3.50%)
Oil, Gas & Coal (2.25%)
China Petroleum & Chemical Corp.	78,000	51,185
CNOOC Ltd.	56,000	66,133
PetroChina Company Ltd.	70,000	46,567
		163,885
Renewable Energy (1.25%)
GCL-Poly Energy Holdings Ltd.	61,000	10,066

Tianneng Power International Ltd.*	90,000	80,410
		90,476

Total Energy		254,361

Financials (35.69%)
Asset Management (0.58%)
China Everbright Ltd.	20,000	41,977

Banking (17.93%)
Bank of China Ltd.	431,000	178,922
BOC Hong Kong (Holdings) Ltd.	70,000	208,920
China CITIC Bank Corporation Ltd.*	135,000	82,672
China Construction Bank Corp.	395,000	252,077
China Minsheng Banking Corp. Ltd.	33,000	30,802
Chongqing Rural Commercial Bank Co. Ltd.	191,000	100,960
Hang Seng Bank Ltd.	10,000	176,754
Industrial And Commercial Bank of China Ltd.	476,000	266,336
Mega Financial Holding Co. Ltd.	7,002	4,982
		1,302,425

Institutional Financial Svcs (1.69%)
Hong Kong Exchanges & Clearing Ltd.	5,100	122,823

Insurance (9.56%)
AIA Group Ltd.	50,000	283,309
China Taiping Insurance Holdings Company Ltd.*	82,764	181,820
Fubon Financial Holding Co. Ltd.	134,713	171,614
PICC Property and Casualty Company Ltd.	31,457	57,670
		694,413

Real Estate (5.93%)
Cheung Kong Property Holdings Ltd.	13,000	83,716
Hysan Development Company Ltd.	31,000	132,088
New World Development Company Ltd.	30,666	29,217
Sun Hung Kai Properties Ltd.	15,166	185,456
		430,477

Total Financials		2,592,115

Health Care (2.62%)
Biotech & Pharma (1.78%)
Sihuan Pharmaceutical Holdings Group Ltd.	284,000	81,284
TTY Biopharm Company Ltd.	13,943	48,088
		129,372
Health Care Facilities & Svcs (0.84%)
Sinopharm Group Co. Ltd.	13,500	61,003

Total Health Care		190,375

Industrials (8.35%)
Electrical Equipment (0.05%)

HK Electric Investments and HK Electric Investment	4,375	3,852

Engineering & Construction Svcs (4.27%)
China State Construction International Holding Ltd.	208,000	309,993

Waste & Environ Svs & Equip (4.03%)
China Everbright International Ltd.	262,200	292,740

Total Industrials		606,585

Materials (2.96%)
Chemicals (1.47%)
Kingboard Chemical Holdings Ltd.	7,000	12,075
Sinopec Shanghai Petrochemical Company Ltd.*	186,000	94,240
		106,315

Construction Materials (0.15%)
BBMG Corp.	14,500	11,198

Iron & Steel (0.85%)
Fosun International Ltd.	43,368	61,726

Metals & Mining (0.49%)
Zijin Mining Group Company Ltd.	116,000	35,892

Total Materials		215,131

Technology (17.33%)
Design, MFG & Distribution (0.73%)
Hon Hai Precision Industry Co. Ltd.	20,228	53,298

Hardware (1.30%)
ASUSTeK Computer Inc.	6,000	53,878
Lenovo Group Ltd.	52,000	40,492
		94,370

Semiconductors (6.83%)
Chipbond Technology Corp.	58,000	93,711
MediaTek, Inc.	3,000	23,024
Taiwan Semiconductor Manufacturing Company Ltd.	75,284	378,946
		495,681
Software (8.47%)
Tencent Holdings Ltd.	30,100	614,689

Total Technology		1,258,038

Utilities (6.72%)
Utilities (6.72%)
China Longyuan Power Group Corp.	52,000	38,481
China Resources Power Holdings Company Ltd.	72,000	134,596
The Hong Kong and China Gas Company Ltd.	39,930	74,645
Huaneng Power International, Inc.	68,000	60,841

Power Assets Holdings Ltd.	17,500	179,026
Total Utilities		487,589

Total Common Stock (Cost $5,838,775)		6,926,690

Rights/Warrants (0.00%)
FUBON FINANCIAL RIGHTS SUB PRICE 60	5,923	-
Total Rights/Warrants (Cost $0)		-

Total Investments (Cost $5,838,775) (a) (95.39%)		6,926,690
Other Net Assets (4.61%)		334,380
Net Assets (100.00%)		7,261,070

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,247,869

At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,196,755
Unrealized depreciation	(517,934)
Net unrealized appreciation	$678,821

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements -

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2016 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks(b)	$6,926,690	$-	$-	$6,926,690
Rights and warrants	-	-	-	$-
Short term securities	-	-	-	$-
Total investments in securities	$6,926,690	$-	$-	$6,926,690

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: May 16, 2016

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: May 16, 2016